Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
(Loss)/profit before tax	¥ (58,582)	¥ (11,592)	¥ 65,863
Adjustments for:
Finance costs	7,684	10,105	3,242
Finance income	(79)	(1,621)	(258)
Depreciation of property, plant and equipment	10,709	2,257	1,251
Depreciation of right-of-use assets	4,139	4,480	1,618
Amortisation of intangible assets	8,422	5,366	3,762
Loss on disposal of property, plant and equipment	1,112	4	41
Covid-19-related rent concessions from a lessor	0	(778)	0
Recognition of equity-settled share-based payment expenses	53,933	19,416	0
Share of loss of a joint venture	491	9	0
Impairment of an amount due from a related party	2,000	0	0
Impairment of trade receivables, net	18,653	34,983	2,282
Impairment of other receivables, net	0	257	806
Adjustments to reconcile (loss) profit including (loss)/profit before tax	48,482	62,886	78,607
Working capital adjustments:
Decrease/(increase) in inventories	(6,357)	859	(116)
Decrease/(increase) in trade receivables	51,965	(25,909)	(67,359)
Increase in prepayments, other receivables and other assets	(17,312)	(6,050)	(40,973)
Decrease/(increase) in amounts due from related parties	357	(663)	(370)
(Decrease)/increase in trade payables	3,204	(7,655)	11,742
(Decrease)/increase in other payables and accruals	(6,838)	2,011	42,364
(Decrease)/increase in contract liabilities	(1,029)	8,416	1,047
Cash generated from operations	72,472	33,895	24,942
Income tax paid	(7,782)	(7,608)	(7,554)
Net cash flows from operating activities	64,690	26,287	17,388
Cash flows from investing activities
Interest received	63	45	258
Investment in a joint venture	0	(500)	0
Investment in an unlisted equity investment at fair value through profit or loss	(1,000)	0	0
Acquisition of a subsidiary	0	1,073	0
Purchase of intangible assets	(20,333)	(10,145)	(19,119)
Purchase of property, plant and equipment	(16,382)	(948)	(3,511)
Advance to a related party	(900)	(18,498)	0
Repayment of advance to a related party	0	17,398	0
Repayment from a loan receivable	3,000	6,000	0
Increase in deposits paid for property, plant and equipment	(41,560)	(9,899)	(9,956)
Increase in deposits paid for intangible assets	(214,464)	(106,082)	(42,434)
Proceeds from disposal of items of property, plant and equipment	298	0	3
Receipt of the principal portion of net investments in subleases	73	219	521
Decrease in a pledged deposit	0	0	36,930
Net cash flows used in investing activities	(291,205)	(121,337)	(37,308)
Cash flows from financing activities
Acquisition of non-controlling interests	0	0	(10)
Proceeds from issuance of ordinary shares, net of issuance costs	292,958	90,406	0
Repurchase of shares	(1,274)	0	0
Proceeds from bank borrowings	10,000	10,000	5,000
Repayment of bank borrowings	(10,000)	(5,000)	(39,700)
Proceeds from other borrowings	23,000	0	50,000
Repayment of other borrowings	(35,461)	0	0
Advance from a related party	0	7,177	0
Repayment of amount due to a related party	(7,177)	0	0
Repayment from shareholders	0	105	0
Payment of the principal portion of lease liabilities	(2,566)	(2,162)	(1,996)
Interest paid	(9,639)	(2,767)	(1,492)
Net cash flows from financing activities	259,841	97,759	11,802
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	33,326	2,709	(8,118)
Cash and cash equivalents at beginning of year	25,719	23,010	31,128
CASH AND CASH EQUIVALENTS AT END OF YEAR	¥ 59,045	¥ 25,719	¥ 23,010